SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 26, 2014	Jun. 11, 2014	May. 31, 2014	Feb. 28, 2015	May. 21, 2015
Lease term		6 months	1 year	1 year
Rent payable					$ 5,700
Equipment security deposit				$ 238,952
AdditionalNotes [Member]
Convertible promissory notes issued		$ 150,000
Warrants issued		25,000
Warrants exercise price		$ 2.10
Additional Notes 2 [Member]
Convertible promissory notes issued		$ 165,000
Warrants issued		55,001
Warrants exercise price		$ 1.50
Aggregate gross proceeds		$ 165,000
Notes interest rate		8.00%
Convertible note maturity date		Aug. 15, 2014
Gross proceeds minimum aggregate		$ 5,000,000
Per security price of securities sold in Qualified Financing		$ 1.15
Investor Relations Agreements [Member]
Services agreement retainer		$ 22,500
Monthly services agreement fee payable		$ 7,500
Restricted stock issued with services agreement		50,000
Investor Relations Agreement (2) Member
Restricted stock issued with services agreement		250,000
Consulting agreement term		6 months
Cash fee payable following financing		$ 250,000
Proceeds from financings upon completion		2,000,000
Equipment Purchase Agreement [Member]
Equipment purchase agreement price		318,603
Equipment down payment		21,115
Equipment monthly payments		10,260
Equipment security deposit	$ 238,952	$ 238,952